First Trust North American Energy Infrastructure Fund Shareholder Fees	Oct. 31, 2025
First Trust North American Energy Infrastructure Fund | First Trust North American Energy Infrastructure Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%